Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

September 4, 2012

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:       Wells Fargo Funds Trust

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage Short Duration Government Bond Fund and Wells Fargo Advantage Short-Term Bond Fund (the “Funds”). The interactive data relates to summary information that mirrors the Funds’ summary information in their prospectus, as supplemented August 17, 2012 (SEC Accession No. 0000907244-12-000361). This 497 is being filed for the sole purpose of submitting the XBRL exhibit for the Funds.

If you have any questions, please contact Brian Montana at (617) 210-3662.

Very truly yours,

 /s/ Brian Montana

Brian Montana

Senior Counsel